Convertible loans (Detail Textuals 1) ¥ in Thousands		1 Months Ended
	Aug. 01, 2017 CNY (¥) Notes	Jun. 30, 2018 $ / shares shares	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Carrying amount of Convertible loans			¥ 41,165
August 2017 Promissory Notes
Debt Instrument [Line Items]
Number of Promissory Notes issued to investors | Notes	4
Principal amount of convertible loans	¥ 6,300
Term of debt instrument	9 months
Interest rate of convertible loans	10.00%
Debt conversion, description	The entire principal amount of the August 2017 Loan shall be converted into Series C-4 convertible redeemable preferred shares issued and sold at the closing of the Series C-4 convertible redeemable preferred shares, at the lower of: (1) US$200 million the post-money valuation at issuance of the Promissory Notes; or (2) the post-money valuation in the Series C-4 convertible redeemable preferred shares.
Post-money valuation at issuance of Promissory Notes	¥ 200,000
Carrying amount of Convertible loans			¥ 41,200
August 2017 Promissory Notes | Series C-4 convertible redeemable preferred shares
Debt Instrument [Line Items]
Shares issued in conversion of convertible loans | shares		7,569,628
Par value of preferred shares | $ / shares		$ 0.0001
Conversion price of convertible loan | $ / shares		$ 0.8323